Note 3 - Cash and Cash-equivalents (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Jun. 24, 2017	Mar. 25, 2017	Mar. 26, 2016
Cash and Cash Equivalents, at Carrying Value, Ending Balance	$ 748	$ 1,485	$ 1,137	$ 1,421	$ 1,331
Cash, Uninsured Amount		$ 1,200